Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Software copyright	$ 1,673,830	$ 1,698,359
Patent and others	2,975,905	3,019,516
Total intangible assets	4,649,735	4,717,875
Less: Accumulated amortization	(1,541,480)	(1,564,070)
Less: Impairment loss	(3,108,255)	(3,153,805)
Intangible assets, net